Revenue - Collaboration revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues
Collaboration Revenue	$ 594	$ 598	$ 488
Lynparza, regulatory milestones
Revenues
Collaboration Revenue	245	355
Lynparza, sales milestones
Revenues
Collaboration Revenue			400
COVID-19 mAbs: licence fees
Revenues
Collaboration Revenue	180
Farxiga, sales milestones
Revenues
Collaboration Revenue	29
tralokinumab, sales milestone
Revenues
Collaboration Revenue	20	110
Beyfortus: regulatory milestones
Revenues
Collaboration Revenue	71	25
Beyfortus sales milestones
Revenues
Collaboration Revenue	27
Nexium, sale of rights
Revenues
Collaboration Revenue		62	75
Other Collaboration Revenue
Revenues
Collaboration Revenue	$ 22	$ 46	$ 13